15. Intangible assets (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in intangible assets and goodwill
Additions	R$ 283	R$ 436
Finance lease	(41)	(94)
Contractual rights	0	(65)
Intangible assets financing - Payments	69	2
Total	R$ 311	R$ 279	R$ 404